Right of Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Right Of Use Assets [Abstract]
Weighted average discount rate	11.20%
Operating lease cost	$ 899
Short-term lease cost	223
Operating lease liabilities	1,008
Acquisition of right-of-use assets	$ 797